Contingent assets and liabilities	12 Months Ended
Dec. 31, 2019
Contingent assets and liabilities [Abstract]
Disclosure of contingent liabilities [text block]

24Contingent assets and liabilities

Contingent assets

As per December 31, 2019, the company had no material contingent assets.

Contingent liabilities

Guarantees

Philips’ policy is to provide guarantees and other letters of support only in writing. Philips does not stand by other forms of support. The total fair value of guarantees recognized on the balance sheet amounts to EUR nil million for both 2018 and 2019. Remaining off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates decreased by EUR 19 million during 2019 to EUR 21 million (December 31, 2018: EUR 40 million).

Environmental remediation

The company and its subsidiaries are subject to environmental laws and regulations. Under these laws, the company and/or its subsidiaries may be required to remediate the effects of certain manufacturing activities on the environment.

Legal proceedings

The company and certain of its group companies and former group companies are involved as a party in legal proceedings, regulatory and other governmental proceedings, including discussions on potential remedial actions, relating to such matters as competition issues, commercial transactions, product liability, participations and environmental pollution.

While it is not feasible to predict or determine the outcome of all pending or threatened legal proceedings, regulatory and governmental proceedings, the company is of the opinion that the cases described below may have, or have had in the recent past, a significant impact on the company’s consolidated financial position, results of operations and cash flows.

Civil Litigation
Cathode Ray Tubes (CRT)

Following the public investigations into alleged anticompetitive activities in the Cathode Ray Tubes industry that began in 2007 which resulted in a EUR 509 million fine against the company from the European Commission in December 2012, certain Philips Group companies were named as defendants in class action antitrust complaints by direct and indirect purchasers of CRTs filed in various federal district courts in the United States. These actions alleged anticompetitive conduct by manufacturers of CRTs and sought treble damages on a joint and several liability basis. In addition, sixteen individual plaintiffs, principally large retailers of CRT products who opted out of the direct purchaser class, filed separate complaints against the company and other defendants based on the same substantive allegations. All these actions were consolidated for pre-trial proceedings in the United States District Court for the Northern District of California. In addition, the state attorneys general of California, Florida, Illinois, Oregon, Washington and Puerto Rico filed actions against the company and other defendants seeking to recover damages on behalf of the states and their consumers. In succeeding years, all these actions, except for the case brought by Puerto Rico, have been settled or otherwise resolved, with the approval of one matter outstanding as described below.

In 2016, the United States District Court for the Northern District of California initially approved the indirect purchaser settlement. However, following objections raised by representatives of certain states for which the original settlement did not allocate any funds, the United States Court of Appeals for the Ninth Circuit did not affirm approval of the settlement and remanded the settlement approval to the District Court in February 2019 for further consideration. A revised settlement with the indirect purchaser class is now pending before the District Court that excludes the objecting states and provides for a partial refund to defendants. The cases brought by these excluded states are expected to be resubmitted to the court.

In 2007, certain Philips Group companies became defendants in proposed class proceedings in Ontario, Quebec and British Columbia, Canada, along with numerous other participants in the industry. In 2017, a settlement was reached for all three proposed class actions, which was approved by the courts in 2018.

Starting in 2014, certain Philips Group companies became defendants in various cases brought by plaintiffs outside North America. These cases include consumer actions in Israel and the Netherlands, five cases in Germany involving German retailers and manufacturers, a case brought in the Netherlands by three Brazilian manufacturers and a case brought in the Netherlands, with parallel proceedings in Turkey, by a Turkish manufacturer, a case in Denmark involving a Danish manufacturer and three cases filed in the United Kingdom by a Turkish manufacturer, an Asian and UK reseller that purchased OEM monitors that included CRT’s.

In 2018, the company settled the case in Denmark and three cases in Germany. In 2019, the company settled the case brought by the Turkish manufacturer in the Netherlands (with parallel proceedings in Turkey) as well as the case brought by the Asian company in the United Kingdom. These settlements had no material impact on the company’s results in 2018 and 2019. The remaining cases are still pending.

In all cases, the same substantive allegations about anticompetitive activities in the CRT industry are made and damages are sought. Despite prior settlements, the company has concluded that due to the specific circumstances in the cases that settled and the particularities and considerable uncertainty associated with the remaining matters, based on current knowledge, potential losses cannot be reliably estimated with respect to some of the matters that are still pending.

In 2019, the company was served with a claim filed by LG Electronics (LGE) in the Seoul Central District Court. LGE claims restitution of EUR 64.6 million, representing a portion of the fine that LGE paid to the European Commission relating to the joint venture LG.Philips Displays for which LGE and the company were jointly and severally liable. LGE alleges that based on the manner in which the fine was calculated, the company should have paid proportionally more than it currently has.

Public Investigations

In April 2017, the company received a Civil Investigative Demand (CID) out of the US Attorney’s Office in Northern District of Iowa. The CID relates to an evaluation of the appropriateness of certain equipment financing programs available for the company’s sleep and respiratory care products. In addition, in late 2017, the company received an information request from the Department of Justice regarding the relationship between Philips Sleep & Respiratory Care business and sleep centers that use Philips products. The company has not been advised that the US government will assert any claim in connection with these matters and it continues to cooperate fully in both inquiries.

In February 2018, the Italian Competition Authority (ICA) started an antitrust investigation to verify whether the company and certain other healthcare companies violated antitrust laws in the maintenance services aftermarket for medical diagnostic imaging devices. Following various interactions with the ICA during 2018 and 2019, the company concluded that it will be unable to resolve its differences with the ICA and therefore expects the ICA to take enforcement actions.

The public prosecution service in Rio de Janeiro and representatives from the Brazilian antitrust authority CADE are conducting an investigation into tender irregularities in the medical device industry in Brazil. Philips is one of a number of companies involved in the investigation, and in July 2018 the Brazilian authorities visited the Philips site in Sao Paulo to obtain documentation in connection with the investigation. The company has been conducting an internal investigation into the matter and is discussing the results with the public prosecution service with a view to come to a resolution. In connection with this matter, the company also received inquiries from the US Securities and Exchange Commission (SEC) and US Department of Justice (DoJ). In responding to these inquiries regarding the investigation in Brazil, the company also provided the SEC and DoJ with information about similar compliance efforts in relation to tenders in the medical device industry in other jurisdictions including in China. Discussions with the SEC and DoJ focusing on Brazil and China are ongoing.

Given the uncertain nature of the relevant events and liabilities, it is not practicable to provide information on the estimate of the financial effect, if any, or timing. The outcome of the uncertain events could have a material impact on the company’s consolidated financial position, results of operations and cash flows.

Miscellaneous

For details on other contractual obligations, please refer to liquidity risk in Details of treasury / other financial risks.